Financial Assets Measured At Fair Value Through Profit Or Loss - Summary Of Financial Assets At Fair Value Through Profit Or Loss (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial assets measured at fair value through profit or loss	$ 29,776	$ 23,983